SHAREHOLDERS' EQUITY (Summary of Options Data) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 68.91	$ 53.67	$ 34.93
Total intrinsic value of the options exercised	$ 436,187	$ 128,003	$ 137,448
Total fair value of shares vested	$ 40,367	$ 33,316	$ 27,629